Interest Expense and Finance Cost (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INTEREST EXPENSE AND FINANCE COST [Abstract]
Interest expense	$ 131,131	$ 115,099	$ 107,787
Amortization and write-off of deferred financing costs	7,880	6,391	5,653
Other	109	121	199
Interest expense and finance cost	$ 139,120	$ 121,611	$ 113,639